Private Placement (Details 2) (USD $)				0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	May 16, 2012 Consulting Warrant [Member]	Jun. 24, 2014 Consulting Warrant [Member]	Dec. 31, 2013 Consulting Warrant [Member]	May 16, 2012 Financing Warrant [Member]	Jun. 24, 2014 Financing Warrant [Member]	Dec. 31, 2013 Financing Warrant [Member]	Sep. 30, 2014 Financing Warrant [Member]
Private Placement [Line Items]
Stock price on valuation date		$ 1.68		$ 1.68	$ 14.69	$ 1.68	$ 1.68	$ 14.69	$ 1.68
Exercise price				$ 0.04	$ 0.04	$ 0.04	$ 2.49	$ 3.60	$ 2.49	$ 3.60
Term (years)				5 years	3 years 10 months 20 days	4 years 4 months 17 days	5 years	3 years 10 months 20 days	4 years 4 months 17 days
Expected volatility				60.00%	60.00%	60.00%	60.00%	60.00%	60.00%
Dividend yield				0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average risk-free interest rate				0.79%	1.33%	1.75%	0.79%	1.33%	1.75%
Number of warrants				278,228	278,228	278,228	220,905	152,778	220,905
Number of trials				20,000	20,000	20,000	20,000	20,000	20,000
Aggregate fair value	$ 0	$ 6,277,000	$ 0	$ 537,500	$ 4,019,000	$ 529,000	$ 186,500	$ 1,733,000	$ 175,000